STATEMENTS OF CASH FLOWS - USD ($)	3 Months Ended		9 Months Ended	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2022
Cash Flows from Operating Activities:
Net Income	$ (312,060)	$ 604,359	$ 361,059	$ (776,129)
Adjustments to reconcile net (loss) income to net cash used in operating activities:
Interest earned on marketable securities held in trust account			(2,777)
Day one loss in PIPE Derivative Liability				1,108,709
Change in fair value of warrant liabilities	(233,240)	(987,262)	(1,120,738)	(1,332,022)
Change in fair value of PIPE Derivative Liability				(43,412)
Changes in operating assets and liabilities:
Prepaid expenses		194,568	(432,591)	432,591
Accrued expenses	220,095	68,724	69,002	289,255
Net cash used in operating activities	(191,566)	(121,584)	(1,126,045)	(321,008)
Cash Flows from Investment Activities:
Cash withdrawn from Trust Account in connection with redemption				70,573,278
Reinvest interest earned on marketable securities held in trust account				(217,210)
Investment of cash in Trust Account			(80,000,000)	(188,700)
Net cash provided by investing activities	825,416		(80,000,000)	70,167,368
Cash Flows from Financing Activities:
Proceeds from issuance of ordinary shares to Sponsor			25,000
Proceeds from sale of Units in initial public offering, net of underwriting discounts paid			78,400,000
Redemption of ordinary shares subject to possible redemption	(1,004,600)			(70,573,278)
Proceeds from sale of Private Placement Warrants			3,400,000
Proceeds from promissory note - due to sponsor	300,000		129,602	662,000
Repayment of promissory note - due to sponsor			(129,602)
Payment of offering costs			(458,249)
Net cash used in financing activities	(704,600)		81,366,751	(69,911,278)
Net Change in Cash	(70,750)	(121,584)	240,706	(64,918)
Cash - Beginning of period	175,788	240,706		240,706
Cash - End of period	105,038	$ 119,122	240,706	175,788
Non-Cash investing and financing activities:
Accretion to ordinary shares subject to redemption	$ 261,713		$ 6,793,210	$ 308,687